UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Principled Capital Management, L.L.C.
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Address:   666 Fifth Avenue, 37th Floor
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           New York,  NY 10103
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Form 13F File Number:   028-10588
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald C. Catenacci
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Title:     Managing Member
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Phone:     (212) 484-5030
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Signature, Place, and Date of Signing:

      /s/ Gerald C. Catenacci         New York, NY             2/13/09
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Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[ X ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting For this Manager:


Form 13F File Number        Name

028-10587                   Principled Asset Administration, L.L.C.